Employee Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unissued common stock available for grant under the plans	2,300,000
Age requirement for vesting provision, minimum	55 years
Completion of service period (in years) for stock awards	5 years
Maximum contractual term of options granted (in years)	7 years	5 years
Option vesting period (in years)	3 years
Share-based compensation expense	$ 9.4	$ 10.4	$ 12.5
Proceeds from exercise of stock options	3.7	3.4	4.9
Deferred compensation Liability	12.6	12.1
Recognized net actuarial loss	(196.3)
Amortization of prior service (credit)	(4.3)
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	4.7	7.1	9.3
Total intrinsic value of options exercised	0.6	4.7	7.9
Total unrecognized compensation cost	$ 4.0
Unrecognized compensation cost, Weighted-average recognition period	1 year 10 months 24 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 4.7	3.3	3.2
Total unrecognized compensation cost	$ 4.9
Unrecognized compensation cost, Weighted-average recognition period	2 years 1 month 6 days
Aggregate weighted-average grant-date fair value of units granted	$ 10.2	12.8	5.3
Aggregate weighted-average grant-date fair value of units vested	$ 2.1	3.3	4.5
Performance-Based Unit | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals	0
Performance-Based Unit | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals	2.0
Other Postretirement Benefit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected pretax amortization of net loss in 2016	$ (1.1)
Expected pretax amortization of prior service cost in 2016	0.1
Recognized net actuarial loss	(1.8)	(1.7)	(4.5)
Amortization of prior service (credit)	1.1	1.7	1.8
Estimated cash contributions by the company in 2016	$ 15.0
Pension Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contribution by the company as percentage of participants' contribution	50.00%
Percentage of eligible pay contributed by participants that will be matched	6.00%
Cost recognized for contribution plans	$ 9.9	10.6	11.8
Expected pretax amortization of net loss in 2016	(155.7)
Expected pretax amortization of prior service cost in 2016	(5.7)
Estimated cash contributions by the company in 2016	139.3
International Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost recognized for contribution plans	21.4	25.2	26.7
Recognized net actuarial loss	(63.6)	(40.2)	(51.9)
Amortization of prior service (credit)	(1.9)	(2.1)	(2.1)
Estimated cash contributions by the company in 2016	86.8
U.S. Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized net actuarial loss	(132.7)	(109.7)	(139.0)
Amortization of prior service (credit)	(2.4)	$ (0.4)	$ 0.7
Estimated cash contributions by the company in 2016	$ 52.5